Document And Entity Information	Mar. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2025
Entity Registrant Name	ZimVie Inc.
Entity Central Index Key	0001876588
Entity Emerging Growth Company	false
Entity File Number	001-41242
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2007795
Entity Address, Address Line One	4555 Riverside Drive
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	800
Local Phone Number	342-5454
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ZIMV
Security Exchange Name	NASDAQ